Amount of gains reclassified from AOCI into earnings on the effective and ineffective portion of the derivatives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Similar Income, Net
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 8,854	$ 7,229	$ 3,378
Change in Fair Value of Assets and Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, Total	459	158
Foreign Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, net of tax	(69,113)	22,945	28,879
Foreign Currency Swap | Interest and Similar Income, Net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, net of tax	8,854	7,229	$ 3,378
Foreign Currency Swap | Change in Fair Value of Assets and Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, Total	$ 459	$ 158